Provisions	12 Months Ended
Dec. 31, 2017
Provisions [Abstract]
Provisions

14. Provisions

	Reclamation	Waste disposal	Total

Beginning of year	$899,261	$9,521	$908,782
Changes in estimates and discount rates
Capitalized in property, plant and equipment [note 8]	17,541	-	17,541
Recognized in earnings	43	(546)	(503)
Provisions used during the period	(13,343)	(989)	(14,332)
Unwinding of discount [note 17]	21,866	154	22,020
Effect of movements in exchange rates	(19,968)	-	(19,968)

End of period	$905,400	$8,140	$913,540

Current	$36,617	$1,890	$38,507
Non-current	868,783	6,250	875,033

	$905,400	$8,140	$913,540

A. Reclamation provision

Cameco's estimates of future decommissioning obligations are based on reclamation standards that satisfy regulatory requirements. Elements of uncertainty in estimating these amounts include potential changes in regulatory requirements, decommissioning and reclamation alternatives and amounts to be recovered from other parties.

Cameco estimates total future decommissioning and reclamation costs for its existing operating assets to be $1,051,746,000 (2016 - $1,037,302,000). The expected timing of these outflows is based on life-of-mine plans with the majority of expenditures expected to occur after 2022. These estimates are reviewed by Cameco technical personnel as required by regulatory agencies or more frequently as circumstances warrant. In connection with future decommissioning and reclamation costs, Cameco has provided financial assurances of $1,011,613,000 (2016 - $988,207,000) in the form of letters of credit to satisfy current regulatory requirements.

The reclamation provision relates to the following segments:

	2017	2016

Uranium	$669,835	$645,219
Fuel services	235,565	254,042

Total	$905,400	$899,261

B. Waste disposal

The fuel services segment consists of the Blind River refinery, Port Hope conversion facility and Cameco Fuel Manufacturing Inc.. The refining, conversion and manufacturing processes generate certain uranium contaminated waste. These include contaminated combustible material (paper, rags, gloves, etc.) and contaminated non-combustible material (metal parts, soil from excavations, building and roofing materials, spent uranium concentrate drums, etc.). These materials can in some instances be recycled or reprocessed. A provision for waste disposal costs in respect of these materials is recognized when they are generated.

Cameco estimates total future costs related to existing waste disposal to be $8,239,000 (2016 - $14,930,000). The majority of these expenditures are expected to occur within the next four years.